CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and cash equivalents - non-restricted	$ 1,922,956	$ 2,136,520
Cash and cash equivalents - restricted	623,333	727,857
Investments - non-restricted	1,718,741	3,360,773
Investments - restricted	0	1,024,134
Gross finance receivables	364,197,688	396,803,008
Less: Unearned fees	(18,125,776)	(35,892,490)
Allowance for credit losses	(31,400,000)	(29,000,000)
Net finance receivables	314,671,912	331,910,518
Furniture and equipment, net	383,241	565,027
Net deferred tax asset	13,880,388	13,377,298
Prepaid and other assets	10,002,570	7,913,040
Deferred acquisition costs	2,508,789	5,485,083
Goodwill	31,474,280	31,474,280
Intangibles, net	3,798,200	5,504,600
Total assets	380,984,410	403,479,130
Liabilities:
Revolving credit line - banks	19,240,000	19,450,000
Accounts payable	191,394	536,919
Accrued expenses and other liabilities	5,391,059	9,898,053
Amortizing term notes	187,581,690	186,230,677
Investment notes	63,907,784	67,428,441
Total liabilities	276,311,927	283,544,090
Stockholder's equity:
Common stock, no par value; 1 share issued and outstanding	86,394,200	86,394,200
Accumulated other comprehensive income	9,284	58,410
Retained earnings	18,268,999	33,482,430
Total stockholder's equity	104,672,483	119,935,040
Total liabilities and stockholder's equity	$ 380,984,410	$ 403,479,130